                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

Notice of Update to Asset Allocation Models Effective After the Close of
       Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.


48928 SUPPF 2/28/17

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                               Portfolios                                   40/60 Model
------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                            2%
                              ------------------------------------------------------------------------------------------
                              Janus Aspen Forty Portfolio -- Service Shares                                      2%
------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                                3%
                              ------------------------------------------------------------------------------------------
                              Invesco V.I. Comstock Fund -- Series II shares                                     4%
------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                   6%
                              ------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                  7%
------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                  3%
------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)\\ \\/VA -- Service Shares                2%
------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                       2%
------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                         2%
------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                        5%
------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                   1%
------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                  1%
------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                            40%
------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares       3%
------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                   21%
                              ------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                   21%
------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                    3%
------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                          6%
------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                      4%
------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                           2%
------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                        60%
------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   60/40 Model 70/30 Model
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                            3%          4%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                      2%          3%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                                5%          6%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                     6%          7%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                   9%         11%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 10%         11%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                  5%          6%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)\\ \\/VA -- Service Shares                3%          3%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                       3%          4%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                         3%          3%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                        7%          8%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                   2%          2%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                  2%          2%
-----------------------------------------------------------------------------------------------------

                                                                                  60%         70%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares       2%          2%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                   14%         10%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                   14%         11%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                    2%          1%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                          4%          3%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                      2%          2%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                           2%         21%
-----------------------------------------------------------------------------------------------------

                                                                                  40%         30%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                            Portfolios                 40/60 Model 60/40 Model 70/30 Model
----------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)\\
                              \\Portfolio -- Service Class 2                5%          7%          7%
                              ----------------------------------------------------------------------------
                              Variable Portfolio Loomis Sayles Growth
                              Fund -- Class 1                               3%          5%          6%
----------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund --
                              Class III Shares                              2%          3%          3%
                              ----------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio --
                              Service Class 2                               2%          3%          4%
----------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series
                              I shares                                      6%          9%         10%
                              ----------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA --
                              Service Shares                                7%         10%         12%
----------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio --
                              Service Class 2                               3%          5%          6%
----------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap
                              Fund(R)/ //VA -- Service Shares               2%          3%          3%
----------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service
                              Shares                                        2%          3%          4%
----------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund
                              -- Series II shares                           3%          4%          5%
----------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio --
                              Class B                                       2%          3%          4%
----------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources
                              Portfolio -- Class II Shares                  2%          3%          4%
----------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities
                              V.I.S. Fund -- Class 1 Shares                 1%          2%          2%
----------------------------------------------------------------------------------------------------------

    Total % Equities                                                       40%         60%         70%
----------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government
                              Portfolio -- Administrative Class Shares      3%          2%          2%
----------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond
                              Portfolio -- Service Class 2                 20%         14%          9%
                              ----------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio --
                              Administrative Class Shares                  20%         14%         10%
----------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio --
                              Administrative Class Shares                   3%          2%          2%
----------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected  American Century VP Inflation
Securities                    Protection Fund -- Class II                   6%          4%          3%
----------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio --
                              Administrative Class Shares                   4%          2%          2%
----------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund      4%          2%          2%
----------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                   60%         40%         30%
----------------------------------------------------------------------------------------------------------

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Income Protector, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the rider), or to one of the other available Asset Allocation Models. Contract owners that own Income Protector must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

If you did not elect Income Protector, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.